Average Annual Total Returns			12 Months Ended	60 Months Ended	62 Months Ended	97 Months Ended	101 Months Ended	120 Months Ended
		Apr. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Invesco Aerospace & Defense ETF | Invesco Aerospace & Defense ETF
Prospectus [Line Items]
Average Annual Return, Percent			18.39%	14.24%				12.62%
Performance Inception Date		Oct. 26, 2005
Invesco Aerospace & Defense ETF | Invesco Aerospace & Defense ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.19%	14.00%				12.36%
Invesco Aerospace & Defense ETF | Invesco Aerospace & Defense ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.02%	11.40%				10.50%
Invesco Aerospace & Defense ETF | SPADE® Defense Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			19.05%	14.82%				13.25%
Invesco Aerospace & Defense ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		26.29%	15.69%				12.03%
Invesco Aerospace & Defense ETF | S&P Composite 1500® Aerospace & Defense Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.69%	9.74%				11.09%
Invesco AI and Next Gen Software ETF | Invesco AI and Next Gen Software ETF
Prospectus [Line Items]
Average Annual Return, Percent			27.76%	11.16%				13.30%
Performance Inception Date		Jun. 23, 2005
Invesco AI and Next Gen Software ETF | Invesco AI and Next Gen Software ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			27.76%	10.65%				13.03%
Invesco AI and Next Gen Software ETF | Invesco AI and Next Gen Software ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			16.43%	8.78%				11.14%
Invesco AI and Next Gen Software ETF | STOXX World AC NexGen Software Development Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent
Invesco AI and Next Gen Software ETF | Blended - Invesco AI and Next Gen Software Benchmark
Prospectus [Line Items]
Average Annual Return, Percent	[2]		28.62%	11.51%				13.87%
Invesco AI and Next Gen Software ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		44.64%	18.75%				14.80%
Invesco AI and Next Gen Software ETF | S&P Composite 1500® Software & Services Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		50.07%	22.19%				18.62%
Invesco Biotechnology & Genome ETF | Invesco Biotechnology & Genome ETF
Prospectus [Line Items]
Average Annual Return, Percent			3.68%	6.87%				6.24%
Performance Inception Date		Jun. 23, 2005
Invesco Biotechnology & Genome ETF | Invesco Biotechnology & Genome ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.67%	6.86%				6.15%
Invesco Biotechnology & Genome ETF | Invesco Biotechnology & Genome ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.18%	5.39%				4.99%
Invesco Biotechnology & Genome ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		26.29%	15.69%				12.03%
Invesco Biotechnology & Genome ETF | Dynamic Biotech & Genome Intellidex® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.23%	7.53%				6.52%
Invesco Biotechnology & Genome ETF | S&P Composite 1500® Biotechnology Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		3.26%	10.84%				8.75%
Invesco Bloomberg Analyst Rating Improvers ETF | Invesco Bloomberg Analyst Rating Improvers ETF
Prospectus [Line Items]
Average Annual Return, Percent			15.62%	11.80%				7.09%
Performance Inception Date		May 19, 2006
Invesco Bloomberg Analyst Rating Improvers ETF | Invesco Bloomberg Analyst Rating Improvers ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.20%	11.63%				6.85%
Invesco Bloomberg Analyst Rating Improvers ETF | Invesco Bloomberg Analyst Rating Improvers ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.47%	9.41%				5.65%
Invesco Bloomberg Analyst Rating Improvers ETF | Bloomberg ANR Improvers Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]
Invesco Bloomberg Analyst Rating Improvers ETF | Raymond James SB-1 Equity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			16.18%	12.62%				7.84%
Invesco Bloomberg Analyst Rating Improvers ETF | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		25.96%	15.16%				11.48%
Invesco Bloomberg Analyst Rating Improvers ETF | S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		16.44%	12.62%				9.27%
Invesco Bloomberg MVP Multi-factor ETF | Invesco Bloomberg MVP Multi-factor ETF
Prospectus [Line Items]
Average Annual Return, Percent			18.82%	7.98%				7.30%
Performance Inception Date		May 01, 2003
Invesco Bloomberg MVP Multi-factor ETF | Invesco Bloomberg MVP Multi-factor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.23%	7.64%				6.96%
Invesco Bloomberg MVP Multi-factor ETF | Invesco Bloomberg MVP Multi-factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.36%	6.22%				5.84%
Invesco Bloomberg MVP Multi-factor ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]		26.29%	15.69%				12.03%
Invesco Bloomberg MVP Multi-factor ETF | Bloomberg MVP Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]
Invesco Bloomberg MVP Multi-factor ETF | Blended - Invesco Bloomberg MVP Multi-Factor Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		18.91%	8.55%				7.95%
Invesco Building & Construction ETF | Invesco Building & Construction ETF
Prospectus [Line Items]
Average Annual Return, Percent			54.79%	21.95%				11.26%
Performance Inception Date		Oct. 26, 2005
Invesco Building & Construction ETF | Invesco Building & Construction ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			54.64%	21.84%				11.18%
Invesco Building & Construction ETF | Invesco Building & Construction ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			32.51%	18.02%				9.36%
Invesco Building & Construction ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		26.29%	15.69%				12.03%
Invesco Building & Construction ETF | Dynamic Building & Construction Intellidex® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			55.70%	22.69%				11.98%
Invesco Building & Construction ETF | S&P Composite 1500® Construction & Engineering Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		26.65%	27.32%				10.77%
Invesco BuyBack Achievers ETF | Invesco BuyBack Achievers ETF
Prospectus [Line Items]
Average Annual Return, Percent			17.35%	15.20%				10.05%
Performance Inception Date		Dec. 20, 2006
Invesco BuyBack Achievers ETF | Invesco BuyBack Achievers ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			17.00%	14.84%				9.73%
Invesco BuyBack Achievers ETF | Invesco BuyBack Achievers ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.49%	12.19%				8.21%
Invesco BuyBack Achievers ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]		26.29%	15.69%				12.03%
Invesco BuyBack Achievers ETF | Nasdaq US BuyBack Achievers™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]		18.09%	15.88%				10.72%
Invesco Dividend Achievers ETF | Invesco Dividend Achievers ETF
Prospectus [Line Items]
Average Annual Return, Percent			11.31%	12.30%				9.47%
Performance Inception Date		Sep. 15, 2005
Invesco Dividend Achievers ETF | Invesco Dividend Achievers ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.79%	11.76%				8.93%
Invesco Dividend Achievers ETF | Invesco Dividend Achievers ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.02%	9.74%				7.64%
Invesco Dividend Achievers ETF | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]		25.96%	15.16%				11.48%
Invesco Dividend Achievers ETF | Nasdaq US Broad Dividend Achievers™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]		11.88%	12.86%				10.04%
Invesco Dividend Achievers ETF | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.66%	10.84%				8.28%
Invesco Dorsey Wright Basic Materials Momentum ETF | Invesco Dorsey Wright Basic Materials Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			9.62%	11.14%				6.45%
Performance Inception Date		Oct. 12, 2006
Invesco Dorsey Wright Basic Materials Momentum ETF | Invesco Dorsey Wright Basic Materials Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.29%	10.84%				6.18%
Invesco Dorsey Wright Basic Materials Momentum ETF | Invesco Dorsey Wright Basic Materials Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.90%	8.82%				5.14%
Invesco Dorsey Wright Basic Materials Momentum ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12]		44.64%	18.75%				14.80%
Invesco Dorsey Wright Basic Materials Momentum ETF | Dorsey Wright Basic Materials Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.25%	11.84%				7.10%
Invesco Dorsey Wright Basic Materials Momentum ETF | Blended - Dorsey Wright Basic Materials Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[13]		10.25%	11.84%				7.13%
Invesco Dorsey Wright Basic Materials Momentum ETF | S&P 500® Materials Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12]		12.55%	13.58%				8.60%
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF | Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			29.55%	12.41%				7.61%
Performance Inception Date		Oct. 12, 2006
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF | Invesco Dorsey Wright Consumer Cyclicals Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			29.32%	12.30%				7.50%
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF | Invesco Dorsey Wright Consumer Cyclicals Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			17.60%	9.90%				6.16%
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[14]		44.64%	18.75%				14.80%
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF | Dorsey Wright Consumer Cyclicals Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			30.12%	12.98%				8.63%
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF | Blended - Dorsey Wright Consumer Cyclicals Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[15]		30.12%	12.98%				8.18%
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF | S&P 500® Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[14]		42.41%	13.73%				11.69%
Invesco Dorsey Wright Consumer Staples Momentum ETF | Invesco Dorsey Wright Consumer Staples Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			12.38%	8.27%				8.81%
Performance Inception Date		Oct. 12, 2006
Invesco Dorsey Wright Consumer Staples Momentum ETF | Invesco Dorsey Wright Consumer Staples Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.99%	7.95%				8.50%
Invesco Dorsey Wright Consumer Staples Momentum ETF | Invesco Dorsey Wright Consumer Staples Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.57%	6.48%				7.15%
Invesco Dorsey Wright Consumer Staples Momentum ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[16]		44.64%	18.75%				14.80%
Invesco Dorsey Wright Consumer Staples Momentum ETF | Dorsey Wright Consumer Staples Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.00%	8.85%				9.34%
Invesco Dorsey Wright Consumer Staples Momentum ETF | Blended - Dorsey Wright Consumer Staples Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17]		13.00%	8.85%				9.43%
Invesco Dorsey Wright Consumer Staples Momentum ETF | S&P 500® Consumer Staples Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[16]		0.52%	10.86%				8.54%
Invesco Dorsey Wright Energy Momentum ETF | Invesco Dorsey Wright Energy Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			5.31%	11.83%				(0.57%)
Performance Inception Date		Oct. 12, 2006
Invesco Dorsey Wright Energy Momentum ETF | Invesco Dorsey Wright Energy Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.81%	11.24%				(0.95%)
Invesco Dorsey Wright Energy Momentum ETF | Invesco Dorsey Wright Energy Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.44%	9.28%				(0.52%)
Invesco Dorsey Wright Energy Momentum ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[18]		44.64%	18.75%				14.80%
Invesco Dorsey Wright Energy Momentum ETF | Dorsey Wright Energy Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.85%	12.42%				0.20%
Invesco Dorsey Wright Energy Momentum ETF | Blended - Dorsey Wright Energy Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[19]		5.85%	12.42%				(0.03%)
Invesco Dorsey Wright Energy Momentum ETF | S&P 500® Energy Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[18]		(1.33%)	13.40%				3.48%
Invesco Dorsey Wright Financial Momentum ETF | Invesco Dorsey Wright Financial Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			12.54%	11.23%				5.98%
Performance Inception Date		Oct. 12, 2006
Invesco Dorsey Wright Financial Momentum ETF | Invesco Dorsey Wright Financial Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.87%	10.70%				5.55%
Invesco Dorsey Wright Financial Momentum ETF | Invesco Dorsey Wright Financial Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.61%	8.80%				4.68%
Invesco Dorsey Wright Financial Momentum ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[20]		44.64%	18.75%				14.80%
Invesco Dorsey Wright Financial Momentum ETF | Dorsey Wright Financials Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.07%	11.88%				6.81%
Invesco Dorsey Wright Financial Momentum ETF | Blended - Dorsey Wright Financials Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[21]		13.07%	11.88%				6.64%
Invesco Dorsey Wright Financial Momentum ETF | S&P 500® Financials Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[20]		12.15%	11.97%				10.05%
Invesco Dorsey Wright Healthcare Momentum ETF | Invesco Dorsey Wright Healthcare Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			(4.37%)	10.47%				9.51%
Performance Inception Date		Oct. 12, 2006
Invesco Dorsey Wright Healthcare Momentum ETF | Invesco Dorsey Wright Healthcare Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(4.37%)	10.47%				9.51%
Invesco Dorsey Wright Healthcare Momentum ETF | Invesco Dorsey Wright Healthcare Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(2.59%)	8.33%				7.85%
Invesco Dorsey Wright Healthcare Momentum ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[22]		44.64%	18.75%				14.80%
Invesco Dorsey Wright Healthcare Momentum ETF | Dorsey Wright Healthcare Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(3.81%)	11.06%				10.83%
Invesco Dorsey Wright Healthcare Momentum ETF | Blended - Dorsey Wright Healthcare Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[23]		(3.81%)	11.06%				10.16%
Invesco Dorsey Wright Healthcare Momentum ETF | S&P 500® Health Care Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[22]		2.06%	11.59%				11.35%
Invesco Dorsey Wright Industrials Momentum ETF | Invesco Dorsey Wright Industrials Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			37.14%	18.65%				9.95%
Performance Inception Date		Oct. 12, 2006
Invesco Dorsey Wright Industrials Momentum ETF | Invesco Dorsey Wright Industrials Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			36.95%	18.53%				9.84%
Invesco Dorsey Wright Industrials Momentum ETF | Invesco Dorsey Wright Industrials Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			22.10%	15.18%				8.19%
Invesco Dorsey Wright Industrials Momentum ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[24]		44.64%	18.75%				14.80%
Invesco Dorsey Wright Industrials Momentum ETF | Dorsey Wright Industrials Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			37.91%	19.34%				10.66%
Invesco Dorsey Wright Industrials Momentum ETF | Blended - Dorsey Wright Industrials Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[25]		37.91%	19.34%				10.63%
Invesco Dorsey Wright Industrials Momentum ETF | S&P 500® Industrials Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[24]		18.13%	14.21%				10.00%
Invesco Dorsey Wright Momentum ETF | Invesco Dorsey Wright Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			20.75%	12.30%				9.18%
Performance Inception Date		Mar. 01, 2007
Invesco Dorsey Wright Momentum ETF | Invesco Dorsey Wright Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			20.62%	12.23%				9.10%
Invesco Dorsey Wright Momentum ETF | Invesco Dorsey Wright Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.37%	9.83%				7.53%
Invesco Dorsey Wright Momentum ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[26]		44.64%	18.75%				14.80%
Invesco Dorsey Wright Momentum ETF | Dorsey Wright Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[26]		21.48%	13.00%				9.87%
Invesco Dorsey Wright Momentum ETF | Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			41.21%	18.85%				14.33%
Invesco Dorsey Wright Technology Momentum ETF | Invesco Dorsey Wright Technology Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			33.80%	23.44%				15.77%
Performance Inception Date		Oct. 12, 2006
Invesco Dorsey Wright Technology Momentum ETF | Invesco Dorsey Wright Technology Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			33.76%	23.43%				15.74%
Invesco Dorsey Wright Technology Momentum ETF | Invesco Dorsey Wright Technology Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			20.01%	19.35%				13.44%
Invesco Dorsey Wright Technology Momentum ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[27]		44.64%	18.75%				14.80%
Invesco Dorsey Wright Technology Momentum ETF | Dorsey Wright Technology Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			34.37%	24.14%				16.31%
Invesco Dorsey Wright Technology Momentum ETF | Blended - Dorsey Wright Technology Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[28]		34.37%	24.14%				16.43%
Invesco Dorsey Wright Technology Momentum ETF | S&P 500® Information Technology Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[27]		57.84%	26.95%				20.79%
Invesco Dorsey Wright Utilities Momentum ETF | Invesco Dorsey Wright Utilities Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			(4.41%)	4.35%				7.07%
Performance Inception Date		Oct. 26, 2005
Invesco Dorsey Wright Utilities Momentum ETF | Invesco Dorsey Wright Utilities Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(4.93%)	3.78%				6.44%
Invesco Dorsey Wright Utilities Momentum ETF | Invesco Dorsey Wright Utilities Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(2.23%)	3.36%				5.63%
Invesco Dorsey Wright Utilities Momentum ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[29]		44.64%	18.75%				14.80%
Invesco Dorsey Wright Utilities Momentum ETF | Dorsey Wright Utilities Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(3.87%)	4.96%				7.98%
Invesco Dorsey Wright Utilities Momentum ETF | Blended - Dorsey Wright Utilities Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[30]		(3.87%)	4.96%				7.70%
Invesco Dorsey Wright Utilities Momentum ETF | S&P 500® Utilities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[29]		(7.08%)	7.11%				8.91%
Invesco Dow Jones Industrial Average Dividend ETF | Invesco Dow Jones Industrial Average Dividend ETF
Prospectus [Line Items]
Average Annual Return, Percent			9.26%	10.41%		11.11%
Performance Inception Date		Dec. 16, 2015
Invesco Dow Jones Industrial Average Dividend ETF | Invesco Dow Jones Industrial Average Dividend ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.29%	9.51%		10.13%
Invesco Dow Jones Industrial Average Dividend ETF | Invesco Dow Jones Industrial Average Dividend ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.06%	8.11%		8.75%
Invesco Dow Jones Industrial Average Dividend ETF | Dow Jones Industrial Average Yield Weighted Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.26%	9.31%	10.45%
Invesco Dow Jones Industrial Average Dividend ETF | S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[31]	12.76%	25.47%	15.39%
Invesco Dow Jones Industrial Average Dividend ETF | Dow Jones Industrial Average Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[31]	12.32%	16.18%	12.47%
Invesco Energy Exploration & Production ETF | Invesco Energy Exploration & Production ETF
Prospectus [Line Items]
Average Annual Return, Percent			7.56%	15.50%				1.77%
Performance Inception Date		Oct. 26, 2005
Invesco Energy Exploration & Production ETF | Invesco Energy Exploration & Production ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.79%	14.65%				0.97%
Invesco Energy Exploration & Production ETF | Invesco Energy Exploration & Production ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.93%	12.20%				1.05%
Invesco Energy Exploration & Production ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[32]		26.29%	15.69%				12.03%
Invesco Energy Exploration & Production ETF | Dynamic Energy Exploration & Production Intellidex® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.18%	16.20%				2.33%
Invesco Energy Exploration & Production ETF | S&P Composite 1500® Oil & Gas Exploration & Production Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[32]		0.85%	16.07%				1.45%
Invesco Financial Preferred ETF | Invesco Financial Preferred ETF
Prospectus [Line Items]
Average Annual Return, Percent			7.82%	1.85%				4.04%
Performance Inception Date		Dec. 01, 2006
Invesco Financial Preferred ETF | Invesco Financial Preferred ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.22%	0.54%				2.68%
Invesco Financial Preferred ETF | Invesco Financial Preferred ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.66%	1.42%				3.11%
Invesco Financial Preferred ETF | ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[33]		8.25%
Invesco Financial Preferred ETF | Blended - ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[34]		8.25%	2.16%				4.40%
Invesco Financial Preferred ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[35]		5.53%	1.10%				1.81%
Invesco Financial Preferred ETF | S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[35]		12.02%	4.23%				4.65%
Invesco Food & Beverage ETF | Invesco Food & Beverage ETF
Prospectus [Line Items]
Average Annual Return, Percent			2.35%	10.59%				7.13%
Performance Inception Date		Jun. 23, 2005
Invesco Food & Beverage ETF | Invesco Food & Beverage ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.90%	10.22%				6.79%
Invesco Food & Beverage ETF | Invesco Food & Beverage ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.69%	8.38%				5.71%
Invesco Food & Beverage ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[36]		26.29%	15.69%				12.03%
Invesco Food & Beverage ETF | Dynamic Food & Beverage Intellidex® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			3.09%	11.27%				7.78%
Invesco Food & Beverage ETF | S&P Composite 1500® Food Beverage & Tobacco Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[36]		(3.83%)	9.82%				8.19%
Invesco FTSE RAFI US 1000 ETF | Invesco FTSE RAFI US 1000 ETF
Prospectus [Line Items]
Average Annual Return, Percent			15.62%	13.95%				10.03%
Performance Inception Date		Dec. 19, 2005
Invesco FTSE RAFI US 1000 ETF | Invesco FTSE RAFI US 1000 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.09%	13.39%				9.50%
Invesco FTSE RAFI US 1000 ETF | Invesco FTSE RAFI US 1000 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.59%	11.10%				8.12%
Invesco FTSE RAFI US 1000 ETF | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[37]		25.96%	15.16%				11.48%
Invesco FTSE RAFI US 1000 ETF | FTSE RAFI™ US 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[37]		16.05%	14.35%				10.42%
Invesco FTSE RAFI US 1000 ETF | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.53%	15.52%				11.80%
Invesco FTSE RAFI US 1500 Small-Mid ETF | Invesco FTSE RAFI US 1500 Small-Mid ETF
Prospectus [Line Items]
Average Annual Return, Percent			20.04%	11.95%				8.08%
Performance Inception Date		Sep. 20, 2006
Invesco FTSE RAFI US 1500 Small-Mid ETF | Invesco FTSE RAFI US 1500 Small-Mid ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			19.53%	11.57%				7.74%
Invesco FTSE RAFI US 1500 Small-Mid ETF | Invesco FTSE RAFI US 1500 Small-Mid ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.07%	9.45%				6.49%
Invesco FTSE RAFI US 1500 Small-Mid ETF | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[38]		25.96%	15.16%				11.48%
Invesco FTSE RAFI US 1500 Small-Mid ETF | FTSE RAFI US™ 1500 Mid Small Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[38]		20.25%	12.18%				8.32%
Invesco FTSE RAFI US 1500 Small-Mid ETF | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			16.93%	9.97%				7.16%
Invesco Global Listed Private Equity ETF | Invesco Global Listed Private Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent			36.91%	10.90%				6.64%
Performance Inception Date		Oct. 24, 2006
Invesco Global Listed Private Equity ETF | Invesco Global Listed Private Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			34.80%	8.54%				4.53%
Invesco Global Listed Private Equity ETF | Invesco Global Listed Private Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			21.99%	7.67%				4.43%
Invesco Global Listed Private Equity ETF | Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			38.48%	11.84%				7.52%
Invesco Global Listed Private Equity ETF | MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.20%	11.72%				7.93%
Invesco Golden Dragon China ETF | Invesco Golden Dragon China ETF
Prospectus [Line Items]
Average Annual Return, Percent			(2.45%)	(3.07%)				(0.59%)
Performance Inception Date		Dec. 09, 2004
Invesco Golden Dragon China ETF | Invesco Golden Dragon China ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(3.31%)	(3.32%)				(0.90%)
Invesco Golden Dragon China ETF | Invesco Golden Dragon China ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(1.34%)	(2.36%)				(0.50%)
Invesco Golden Dragon China ETF | Nasdaq Golden Dragon China Index™ (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(2.72%)	(2.86%)				(0.34%)
Invesco Golden Dragon China ETF | MSCI China Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[39]		(11.20%)	(2.80%)				0.85%
Invesco Golden Dragon China ETF | FTSE China 50 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[39]		(12.66%)	(6.26%)				(1.02%)
Invesco High Yield Equity Dividend Achievers ETF | Invesco High Yield Equity Dividend Achievers ETF
Prospectus [Line Items]
Average Annual Return, Percent			7.35%	10.71%				10.27%
Performance Inception Date		Dec. 09, 2004
Invesco High Yield Equity Dividend Achievers ETF | Invesco High Yield Equity Dividend Achievers ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.11%	9.54%				9.23%
Invesco High Yield Equity Dividend Achievers ETF | Invesco High Yield Equity Dividend Achievers ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.10%	8.31%				8.21%
Invesco High Yield Equity Dividend Achievers ETF | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[40]		25.96%	15.16%				11.48%
Invesco High Yield Equity Dividend Achievers ETF | Nasdaq US Dividend Achievers 50™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[40]		7.91%	11.28%				10.84%
Invesco High Yield Equity Dividend Achievers ETF | Dow Jones U.S. Select Dividend Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.53%	10.05%				9.26%
Invesco International Dividend Achievers ETF | Invesco International Dividend Achievers ETF
Prospectus [Line Items]
Average Annual Return, Percent			14.68%	9.36%				3.82%
Performance Inception Date		Sep. 15, 2005
Invesco International Dividend Achievers ETF | Invesco International Dividend Achievers ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.78%	8.39%				2.90%
Invesco International Dividend Achievers ETF | Invesco International Dividend Achievers ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.32%	7.22%				2.80%
Invesco International Dividend Achievers ETF | Nasdaq International Dividend Achievers™ Index (Net) (reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[41]		14.41%	9.31%
Invesco International Dividend Achievers ETF | Blended - Nasdaq International Dividend Achievers™ Index (Net) (reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[42]		14.41%	9.31%				3.95%
Invesco International Dividend Achievers ETF | MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[41]		18.24%	8.16%				4.28%
Invesco Large Cap Growth ETF | Invesco Large Cap Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent			30.44%	13.73%				12.20%
Performance Inception Date		Mar. 03, 2005
Invesco Large Cap Growth ETF | Invesco Large Cap Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			30.32%	13.64%				12.06%
Invesco Large Cap Growth ETF | Invesco Large Cap Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			18.10%	11.01%				10.16%
Invesco Large Cap Growth ETF | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[43]		25.96%	15.16%				11.48%
Invesco Large Cap Growth ETF | Dynamic Large Cap Growth Intellidex® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[43]		31.16%	14.38%				12.86%
Invesco Large Cap Growth ETF | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			42.68%	19.50%				14.86%
Invesco Large Cap Value ETF | Invesco Large Cap Value ETF
Prospectus [Line Items]
Average Annual Return, Percent			10.33%	11.96%				8.44%
Performance Inception Date		Mar. 03, 2005
Invesco Large Cap Value ETF | Invesco Large Cap Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.72%	11.30%				7.85%
Invesco Large Cap Value ETF | Invesco Large Cap Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.48%	9.42%				6.74%
Invesco Large Cap Value ETF | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[44]		25.96%	15.16%				11.48%
Invesco Large Cap Value ETF | Dynamic Large Cap Value Intellidex® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[44]		10.95%	12.55%				9.06%
Invesco Large Cap Value ETF | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.46%	10.91%				8.40%
Invesco Leisure and Entertainment ETF | Invesco Leisure and Entertainment ETF
Prospectus [Line Items]
Average Annual Return, Percent			15.66%	1.57%				2.71%
Performance Inception Date		Jun. 23, 2005
Invesco Leisure and Entertainment ETF | Invesco Leisure and Entertainment ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.43%	1.42%				2.55%
Invesco Leisure and Entertainment ETF | Invesco Leisure and Entertainment ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.26%	1.17%				2.09%
Invesco Leisure and Entertainment ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[45]		26.29%	15.69%				12.03%
Invesco Leisure and Entertainment ETF | Dynamic Leisure & Entertainment Intellidex® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			16.41%	2.17%				3.37%
Invesco Leisure and Entertainment ETF | S&P Composite 1500® Hotels Restaurants & Leisure Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[45]		28.41%	12.30%				11.65%
Invesco MSCI Sustainable Future ETF | Invesco MSCI Sustainable Future ETF
Prospectus [Line Items]
Average Annual Return, Percent			(0.24%)	8.87%				6.39%
Performance Inception Date		Oct. 24, 2006
Invesco MSCI Sustainable Future ETF | Invesco MSCI Sustainable Future ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.62%)	7.71%				5.72%
Invesco MSCI Sustainable Future ETF | Invesco MSCI Sustainable Future ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.14%)	6.88%				5.06%
Invesco MSCI Sustainable Future ETF | MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.20%	11.72%				7.93%
Invesco MSCI Sustainable Future ETF | MSCI Global Environment Select Index (Net) (reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[46]		(0.21%)
Invesco MSCI Sustainable Future ETF | Blended - MSCI Global Environment Select Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[47]		(0.21%)	9.34%				6.97%
Invesco NASDAQ Internet ETF | Invesco NASDAQ Internet ETF
Prospectus [Line Items]
Average Annual Return, Percent			60.58%	10.41%				10.21%
Performance Inception Date		Jun. 12, 2008
Invesco NASDAQ Internet ETF | Invesco NASDAQ Internet ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			60.58%	10.41%				10.21%
Invesco NASDAQ Internet ETF | Invesco NASDAQ Internet ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			35.87%	8.28%				8.46%
Invesco NASDAQ Internet ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[48]		44.64%	18.75%				14.80%
Invesco NASDAQ Internet ETF | Nasdaq CTA InternetTM Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			61.45%	11.04%				10.82%
Invesco NASDAQ Internet ETF | Nasdaq-100® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[48]		55.13%	22.66%				17.91%
Invesco Next Gen Connectivity ETF | Invesco Next Gen Connectivity ETF
Prospectus [Line Items]
Average Annual Return, Percent			27.59%	13.97%				11.70%
Performance Inception Date		Jun. 23, 2005
Invesco Next Gen Connectivity ETF | Invesco Next Gen Connectivity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			27.40%	13.72%				11.51%
Invesco Next Gen Connectivity ETF | Invesco Next Gen Connectivity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			16.46%	11.17%				9.71%
Invesco Next Gen Connectivity ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[49]		44.64%	18.75%				14.80%
Invesco Next Gen Connectivity ETF | STOXX World AC NexGen Connectivity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[50]
Invesco Next Gen Connectivity ETF | Blended - Invesco Next Gen Connectivity Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[51]		28.49%	14.34%				12.11%
Invesco Next Gen Connectivity ETF | S&P Composite 1500® Communications Equipment Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[49]		16.68%	9.75%				10.17%
Invesco Next Gen Media and Gaming ETF | Invesco Next Gen Media and Gaming ETF
Prospectus [Line Items]
Average Annual Return, Percent			24.00%	7.32%				4.60%
Performance Inception Date		Jun. 23, 2005
Invesco Next Gen Media and Gaming ETF | Invesco Next Gen Media and Gaming ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			22.66%	6.98%				4.36%
Invesco Next Gen Media and Gaming ETF | Invesco Next Gen Media and Gaming ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.09%	5.62%				3.57%
Invesco Next Gen Media and Gaming ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[52]		44.64%	18.75%				14.80%
Invesco Next Gen Media and Gaming ETF | STOXX World AC NexGen Media Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[53]
Invesco Next Gen Media and Gaming ETF | Blended - Invesco Next Gen Media and Gaming Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[54]		23.21%	7.58%				5.08%
Invesco Next Gen Media and Gaming ETF | S&P Composite 1500® Media Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[52]		18.34%	5.20%				4.89%
Invesco Oil & Gas Services ETF | Invesco Oil & Gas Services ETF
Prospectus [Line Items]
Average Annual Return, Percent			14.35%	2.47%				(12.29%)
Performance Inception Date		Oct. 26, 2005
Invesco Oil & Gas Services ETF | Invesco Oil & Gas Services ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.76%	1.77%				(12.74%)
Invesco Oil & Gas Services ETF | Invesco Oil & Gas Services ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.83%	1.58%				(7.83%)
Invesco Oil & Gas Services ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[55]		26.29%	15.69%				12.03%
Invesco Oil & Gas Services ETF | Dynamic Oil Services Intellidex® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.09%	3.51%				(11.57%)
Invesco Oil & Gas Services ETF | S&P Composite 1500® Energy Equipment & Services Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[55]		0.80%	5.61%				(6.16%)
Invesco Pharmaceuticals ETF | Invesco Pharmaceuticals ETF
Prospectus [Line Items]
Average Annual Return, Percent			(2.22%)	5.00%				5.21%
Performance Inception Date		Jun. 23, 2005
Invesco Pharmaceuticals ETF | Invesco Pharmaceuticals ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(2.46%)	4.77%				4.75%
Invesco Pharmaceuticals ETF | Invesco Pharmaceuticals ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(1.15%)	3.88%				4.03%
Invesco Pharmaceuticals ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[56]		26.29%	15.69%				12.03%
Invesco Pharmaceuticals ETF | Dynamic Pharmaceutical Intellidex® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(1.83%)	5.53%				5.77%
Invesco Pharmaceuticals ETF | S&P Composite 1500® Pharmaceuticals Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[56]		0.22%	10.95%				10.06%
Invesco S&P 100 Equal Weight ETF | Invesco S&P 100 Equal Weight ETF
Prospectus [Line Items]
Average Annual Return, Percent			19.46%	14.87%				11.52%
Performance Inception Date		Dec. 01, 2006
Invesco S&P 100 Equal Weight ETF | Invesco S&P 100 Equal Weight ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.87%	14.28%				10.99%
Invesco S&P 100 Equal Weight ETF | Invesco S&P 100 Equal Weight ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.89%	11.87%				9.43%
Invesco S&P 100 Equal Weight ETF | S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[57]		25.47%	15.39%				11.76%
Invesco S&P 100 Equal Weight ETF | S&P 100® Equal Weight Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			19.77%	14.99%				11.22%
Invesco S&P 100 Equal Weight ETF | Blended - S&P 100® Equal Weight Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[58]		19.77%	15.15%				11.82%
Invesco S&P 100 Equal Weight ETF | S&P 100® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[57]		32.93%	16.94%				12.69%
Invesco S&P 500 BuyWrite ETF | Invesco S&P 500 BuyWrite ETF
Prospectus [Line Items]
Average Annual Return, Percent			11.31%	5.55%				4.93%
Performance Inception Date		Dec. 20, 2007
Invesco S&P 500 BuyWrite ETF | Invesco S&P 500 BuyWrite ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.79%	4.04%				3.08%
Invesco S&P 500 BuyWrite ETF | Invesco S&P 500 BuyWrite ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.67%	3.65%				2.98%
Invesco S&P 500 BuyWrite ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[59]		26.29%	15.69%				12.03%
Invesco S&P 500 BuyWrite ETF | CBOE S&P 500 BuyWrite IndexSM (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[59]		11.82%	6.08%				5.58%
Invesco S&P 500 Equal Weight ETF | Invesco S&P 500 Equal Weight ETF
Prospectus [Line Items]
Average Annual Return, Percent			13.72%	13.57%				10.12%
Performance Inception Date		Apr. 24, 2003
Invesco S&P 500 Equal Weight ETF | Invesco S&P 500 Equal Weight ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.15%	13.03%				9.53%
Invesco S&P 500 Equal Weight ETF | Invesco S&P 500 Equal Weight ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.35%	10.75%				8.09%
Invesco S&P 500 Equal Weight ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%	15.69%				12.03%
Invesco S&P 500 Equal Weight ETF | S&P 500® Equal Weight Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.87%	13.77%				10.40%
Invesco S&P 500 (R) Equal Weight Communication Services ETF | Invesco S&P 500 (R) Equal Weight Communication Services ETF
Prospectus [Line Items]
Average Annual Return, Percent			17.60%	7.32%	4.04%
Performance Inception Date		Nov. 07, 2018
Invesco S&P 500 (R) Equal Weight Communication Services ETF | Invesco S&P 500 (R) Equal Weight Communication Services ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			17.31%	6.99%	3.72%
Invesco S&P 500 (R) Equal Weight Communication Services ETF | Invesco S&P 500 (R) Equal Weight Communication Services ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.60%	5.73%	3.11%
Invesco S&P 500 (R) Equal Weight Communication Services ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.73%	26.29%	15.69%
Invesco S&P 500 (R) Equal Weight Communication Services ETF | S&P 500® Equal Weight Communication Services Plus Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.43%	18.05%	7.72%
Invesco S&P 500 (R) Equal Weight Communication Services ETF | S&P 500® Communication Services Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.79%	55.80%	13.31%
Invesco S&P 500 Equal Weight Consumer Discretionary ETF | Invesco S&P 500 Equal Weight Consumer Discretionary ETF
Prospectus [Line Items]
Average Annual Return, Percent			22.54%	10.94%				7.25%
Performance Inception Date		Nov. 01, 2006
Invesco S&P 500 Equal Weight Consumer Discretionary ETF | Invesco S&P 500 Equal Weight Consumer Discretionary ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			22.20%	10.64%				6.83%
Invesco S&P 500 Equal Weight Consumer Discretionary ETF | Invesco S&P 500 Equal Weight Consumer Discretionary ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.55%	8.65%				5.69%
Invesco S&P 500 Equal Weight Consumer Discretionary ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%	15.69%				12.03%
Invesco S&P 500 Equal Weight Consumer Discretionary ETF | S&P 500® Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			42.41%	13.73%				11.69%
Invesco S&P 500 Equal Weight Consumer Discretionary ETF | S&P 500® Equal Weight Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.01%	11.33%				7.65%
Invesco S&P 500 Equal Weight Consumer Staples ETF | Invesco S&P 500 Equal Weight Consumer Staples ETF
Prospectus [Line Items]
Average Annual Return, Percent			(5.33%)	8.75%				8.03%
Performance Inception Date		Nov. 01, 2006
Invesco S&P 500 Equal Weight Consumer Staples ETF | Invesco S&P 500 Equal Weight Consumer Staples ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(5.96%)	8.13%				7.31%
Invesco S&P 500 Equal Weight Consumer Staples ETF | Invesco S&P 500 Equal Weight Consumer Staples ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(2.72%)	6.87%				6.29%
Invesco S&P 500 Equal Weight Consumer Staples ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%	15.69%				12.03%
Invesco S&P 500 Equal Weight Consumer Staples ETF | S&P 500® Consumer Staples Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			0.52%	10.86%				8.54%
Invesco S&P 500 Equal Weight Consumer Staples ETF | S&P 500® Equal Weight Consumer Staples Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(4.96%)	9.18%				8.47%
Invesco S&P 500 Equal Weight Energy ETF | Invesco S&P 500 Equal Weight Energy ETF
Prospectus [Line Items]
Average Annual Return, Percent			4.46%	14.79%				1.63%
Invesco S&P 500 Equal Weight Energy ETF | Invesco S&P 500 Equal Weight Energy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.74%	13.94%				0.87%
Invesco S&P 500 Equal Weight Energy ETF | Invesco S&P 500 Equal Weight Energy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.12%	11.66%				0.95%
Invesco S&P 500 Equal Weight Energy ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%	15.69%				12.03%
Invesco S&P 500 Equal Weight Energy ETF | S&P 500® Energy Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(1.33%)	13.40%				3.48%
Invesco S&P 500 Equal Weight Energy ETF | S&P 500® Equal Weight Energy Plus Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[60]		4.85%
Invesco S&P 500 Equal Weight Energy ETF | Custom Invesco S&P 500® Equal Weight Energy ETF Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[61]		4.85%	15.22%				1.97%
Invesco S&P 500 Equal Weight Financials ETF | Invesco S&P 500 Equal Weight Financials ETF
Prospectus [Line Items]
Average Annual Return, Percent			6.38%	12.47%				9.88%
Performance Inception Date		Nov. 01, 2006
Invesco S&P 500 Equal Weight Financials ETF | Invesco S&P 500 Equal Weight Financials ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.77%	11.88%				7.73%
Invesco S&P 500 Equal Weight Financials ETF | Invesco S&P 500 Equal Weight Financials ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.12%	9.87%				6.83%
Invesco S&P 500 Equal Weight Financials ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%	15.69%				12.03%
Invesco S&P 500 Equal Weight Financials ETF | S&P 500® Financials Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.15%	11.97%				10.05%
Invesco S&P 500 Equal Weight Financials ETF | S&P 500® Equal Weight Financials Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.76%	12.89%				10.37%
Invesco S&P 500 Equal Weight Health Care ETF | Invesco S&P 500 Equal Weight Health Care ETF
Prospectus [Line Items]
Average Annual Return, Percent			3.94%	11.57%				11.05%
Performance Inception Date		Nov. 01, 2006
Invesco S&P 500 Equal Weight Health Care ETF | Invesco S&P 500 Equal Weight Health Care ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.82%	11.41%				10.86%
Invesco S&P 500 Equal Weight Health Care ETF | Invesco S&P 500 Equal Weight Health Care ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.49%	9.22%				9.12%
Invesco S&P 500 Equal Weight Health Care ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%	15.69%				12.03%
Invesco S&P 500 Equal Weight Health Care ETF | S&P 500® Health Care Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.06%	11.59%				11.35%
Invesco S&P 500 Equal Weight Health Care ETF | S&P 500® Equal Weight Health Care Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.34%	12.01%				11.51%
Invesco S&P 500 Equal Weight Industrials ETF | Invesco S&P 500 Equal Weight Industrials ETF
Prospectus [Line Items]
Average Annual Return, Percent			22.15%	17.16%				11.55%
Performance Inception Date		Nov. 01, 2006
Invesco S&P 500 Equal Weight Industrials ETF | Invesco S&P 500 Equal Weight Industrials ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			21.82%	16.84%				11.10%
Invesco S&P 500 Equal Weight Industrials ETF | Invesco S&P 500 Equal Weight Industrials ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.32%	13.85%				9.39%
Invesco S&P 500 Equal Weight Industrials ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%	15.69%				12.03%
Invesco S&P 500 Equal Weight Industrials ETF | S&P 500® Industrials Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.13%	14.21%				10.00%
Invesco S&P 500 Equal Weight Industrials ETF | S&P 500® Equal Weight Industrials Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.64%	17.60%				12.00%
Invesco S&P 500 Equal Weight Materials ETF | Invesco S&P 500 Equal Weight Materials ETF
Prospectus [Line Items]
Average Annual Return, Percent			8.27%	14.47%				9.67%
Performance Inception Date		Nov. 01, 2006
Invesco S&P 500 Equal Weight Materials ETF | Invesco S&P 500 Equal Weight Materials ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.73%	13.92%				9.07%
Invesco S&P 500 Equal Weight Materials ETF | Invesco S&P 500 Equal Weight Materials ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.26%	11.55%				7.71%
Invesco S&P 500 Equal Weight Materials ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%	15.69%				12.03%
Invesco S&P 500 Equal Weight Materials ETF | S&P 500® Materials Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.55%	13.58%				8.60%
Invesco S&P 500 Equal Weight Materials ETF | S&P 500® Equal Weight Materials Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.70%	14.87%				10.10%
Invesco S&P 500 (R) Equal Weight Real Estate ETF | Invesco S&P 500 (R) Equal Weight Real Estate ETF
Prospectus [Line Items]
Average Annual Return, Percent			11.48%	8.74%			6.56%
Performance Inception Date		Aug. 13, 2015
Invesco S&P 500 (R) Equal Weight Real Estate ETF | Invesco S&P 500 (R) Equal Weight Real Estate ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.08%	7.31%			5.25%
Invesco S&P 500 (R) Equal Weight Real Estate ETF | Invesco S&P 500 (R) Equal Weight Real Estate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.74%	6.21%			4.57%
Invesco S&P 500 (R) Equal Weight Real Estate ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.45%	26.29%	15.69%
Invesco S&P 500 (R) Equal Weight Real Estate ETF | S&P 500® Equal Weight Real Estate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.92%	11.89%	9.11%
Invesco S&P 500 (R) Equal Weight Real Estate ETF | S&P 500® Real Estate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.36%	8.90%
Invesco S&P 500 Equal Weight Technology ETF | Invesco S&P 500 Equal Weight Technology ETF
Prospectus [Line Items]
Average Annual Return, Percent			35.15%	19.38%				16.70%
Performance Inception Date		Nov. 01, 2006
Invesco S&P 500 Equal Weight Technology ETF | Invesco S&P 500 Equal Weight Technology ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			35.02%	19.13%				16.31%
Invesco S&P 500 Equal Weight Technology ETF | Invesco S&P 500 Equal Weight Technology ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			20.98%	15.77%				14.06%
Invesco S&P 500 Equal Weight Technology ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%	15.69%				12.03%
Invesco S&P 500 Equal Weight Technology ETF | S&P 500® Information Technology Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			57.84%	26.95%				20.79%
Invesco S&P 500 Equal Weight Technology ETF | S&P 500® Equal Weight Information Technology Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			35.73%	19.86%				17.18%
Invesco S&P 500 Equal Weight Utilities ETF | Invesco S&P 500 Equal Weight Utilities ETF
Prospectus [Line Items]
Average Annual Return, Percent			(3.51%)	7.13%				8.84%
Performance Inception Date		Nov. 01, 2006
Invesco S&P 500 Equal Weight Utilities ETF | Invesco S&P 500 Equal Weight Utilities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(4.17%)	6.42%				7.78%
Invesco S&P 500 Equal Weight Utilities ETF | Invesco S&P 500 Equal Weight Utilities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(1.61%)	5.53%				6.79%
Invesco S&P 500 Equal Weight Utilities ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%	15.69%				12.03%
Invesco S&P 500 Equal Weight Utilities ETF | S&P 500® Utilities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(7.08%)	7.11%				8.91%
Invesco S&P 500 Equal Weight Utilities ETF | S&P 500® Equal Weight Utilities Plus Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(3.19%)	7.51%				9.26%
Invesco S&P 500 GARP ETF | Invesco S&P 500 GARP ETF
Prospectus [Line Items]
Average Annual Return, Percent			20.30%	17.81%				14.42%
Performance Inception Date		Jun. 16, 2011
Invesco S&P 500 GARP ETF | Invesco S&P 500 GARP ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			19.92%	17.49%				14.12%
Invesco S&P 500 GARP ETF | Invesco S&P 500 GARP ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.26%	14.41%				12.10%
Invesco S&P 500 GARP ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[62]		26.29%	15.69%				12.03%
Invesco S&P 500 GARP ETF | S&P 500® GARP Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[62],[63]		20.68%
Invesco S&P 500 GARP ETF | Blended - S&P 500® GARP Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[64]		20.68%	18.22%				14.83%
Invesco S&P 500 Pure Growth ETF | Invesco S&P 500 Pure Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent			7.94%	10.95%				9.39%
Performance Inception Date		Mar. 01, 2006
Invesco S&P 500 Pure Growth ETF | Invesco S&P 500 Pure Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.54%	10.75%				9.16%
Invesco S&P 500 Pure Growth ETF | Invesco S&P 500 Pure Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.94%	8.69%				7.63%
Invesco S&P 500 Pure Growth ETF | S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[65]		25.47%	15.39%				11.76%
Invesco S&P 500 Pure Growth ETF | S&P 500® Pure Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[65]		8.31%	11.33%				9.77%
Invesco S&P 500 Pure Growth ETF | S&P 500® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			30.03%	16.23%				13.35%
Invesco S&P 500 Pure Value ETF | Invesco S&P 500 Pure Value ETF
Prospectus [Line Items]
Average Annual Return, Percent			7.90%	10.30%				7.49%
Performance Inception Date		Mar. 01, 2006
Invesco S&P 500 Pure Value ETF | Invesco S&P 500 Pure Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.26%	9.66%				6.77%
Invesco S&P 500 Pure Value ETF | Invesco S&P 500 Pure Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.09%	8.05%				5.78%
Invesco S&P 500 Pure Value ETF | S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[66]		25.47%	15.39%				11.76%
Invesco S&P 500 Pure Value ETF | S&P 500® Pure Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[66]		8.23%	10.60%				7.82%
Invesco S&P 500 Pure Value ETF | S&P 500® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.23%	14.11%				10.01%
Invesco S&P 500 Quality ETF | Invesco S&P 500 Quality ETF
Prospectus [Line Items]
Average Annual Return, Percent			24.75%	16.12%				12.17%
Performance Inception Date		Dec. 06, 2005
Invesco S&P 500 Quality ETF | Invesco S&P 500 Quality ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			24.27%	15.66%				11.70%
Invesco S&P 500 Quality ETF | Invesco S&P 500 Quality ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.91%	12.95%				10.02%
Invesco S&P 500 Quality ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[67]		26.29%	15.69%				12.03%
Invesco S&P 500 Quality ETF | S&P 500® Quality Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[67],[68]		24.97%	16.30%
Invesco S&P 500 Quality ETF | Blended - S&P 500® Quality Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[69]		24.97%	16.30%				12.41%
Invesco S&P 500 Top 50 ETF | Invesco S&P 500 Top 50 ETF
Prospectus [Line Items]
Average Annual Return, Percent			38.10%	17.52%				13.13%
Performance Inception Date		May 04, 2005
Invesco S&P 500 Top 50 ETF | Invesco S&P 500 Top 50 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			37.72%	17.16%				12.50%
Invesco S&P 500 Top 50 ETF | Invesco S&P 500 Top 50 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			22.75%	14.15%				10.67%
Invesco S&P 500 Top 50 ETF | S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[70]		25.47%	15.39%				11.76%
Invesco S&P 500 Top 50 ETF | S&P 100® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[70]		32.93%	16.94%				12.69%
Invesco S&P 500 Top 50 ETF | Blended - S&P 500® Top 50 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[71]		38.31%	17.76%
Invesco S&P 500 Top 50 ETF | S&P 500® Top 50 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[72]		38.31%	17.76%				13.35%
Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			5.48%	10.78%				8.47%
Performance Inception Date		Jun. 16, 2011
Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.83%	10.17%				7.86%
Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.65%	8.48%				6.77%
Invesco S&P 500 Value with Momentum ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[73]		26.29%	15.69%				12.03%
Invesco S&P 500 Value with Momentum ETF | S&P 500® High Momentum Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[73],[74]		5.86%	9.48%
Invesco S&P 500 Value with Momentum ETF | Blended - S&P 500® High Momentum Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[75]		5.86%	11.21%				8.89%
Invesco S&P MidCap 400 GARP ETF | Invesco S&P MidCap 400 GARP ETF
Prospectus [Line Items]
Average Annual Return, Percent			18.85%	13.49%				9.12%
Performance Inception Date		Dec. 03, 2010
Invesco S&P MidCap 400 GARP ETF | Invesco S&P MidCap 400 GARP ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.53%	13.13%				8.68%
Invesco S&P MidCap 400 GARP ETF | Invesco S&P MidCap 400 GARP ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.31%	10.74%				7.28%
Invesco S&P MidCap 400 GARP ETF | S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[76]		16.44%	12.62%				9.27%
Invesco S&P MidCap 400 GARP ETF | S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[76]		25.47%	15.39%				11.76%
Invesco S&P MidCap 400 GARP ETF | S&P MidCap 400® GARP Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[77]
Invesco S&P MidCap 400 GARP ETF | Blended - Invesco S&P MidCap 400® GARP Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[78]		19.32%	13.90%				9.55%
Invesco S&P MidCap 400 Pure Growth ETF | Invesco S&P MidCap 400 Pure Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent			16.30%	10.00%				5.92%
Performance Inception Date		Mar. 01, 2006
Invesco S&P MidCap 400 Pure Growth ETF | Invesco S&P MidCap 400 Pure Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.00%	9.84%				5.73%
Invesco S&P MidCap 400 Pure Growth ETF | Invesco S&P MidCap 400 Pure Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.82%	7.91%				4.68%
Invesco S&P MidCap 400 Pure Growth ETF | S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[79]		25.47%	15.39%				11.76%
Invesco S&P MidCap 400 Pure Growth ETF | S&P MidCap 400® Pure Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[79]		16.71%	10.25%				6.23%
Invesco S&P MidCap 400 Pure Growth ETF | S&P MidCap 400® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.49%	11.91%				9.04%
Invesco S&P MidCap 400 Pure Value ETF | Invesco S&P MidCap 400 Pure Value ETF
Prospectus [Line Items]
Average Annual Return, Percent			29.98%	17.73%				10.42%
Performance Inception Date		Mar. 01, 2006
Invesco S&P MidCap 400 Pure Value ETF | Invesco S&P MidCap 400 Pure Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			29.50%	17.16%				9.86%
Invesco S&P MidCap 400 Pure Value ETF | Invesco S&P MidCap 400 Pure Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			17.97%	14.21%				8.34%
Invesco S&P MidCap 400 Pure Value ETF | S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[80]		25.47%	15.39%				11.76%
Invesco S&P MidCap 400 Pure Value ETF | S&P MidCap 400® Pure Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[80]		30.43%	18.07%				10.76%
Invesco S&P MidCap 400 Pure Value ETF | S&P MidCap 400® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.39%	12.91%				9.17%
Invesco S&P MidCap Momentum ETF | Invesco S&P MidCap Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			19.91%	15.63%				12.66%
Performance Inception Date		Mar. 03, 2005
Invesco S&P MidCap Momentum ETF | Invesco S&P MidCap Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			19.63%	15.39%				12.48%
Invesco S&P MidCap Momentum ETF | Invesco S&P MidCap Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.92%	12.58%				10.57%
Invesco S&P MidCap Momentum ETF | S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			16.44%	12.62%				9.27%
Invesco S&P MidCap Momentum ETF | S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[81]		25.47%	15.39%				11.76%
Invesco S&P MidCap Momentum ETF | S&P MidCap 400® Momentum Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[81],[82]		20.33%	13.73%
Invesco S&P MidCap Momentum ETF | Blended - S&P MidCap 400® Momentum Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[83]		20.33%	16.05%				13.07%
Invesco S&P MidCap Quality ETF | Invesco S&P MidCap Quality ETF
Prospectus [Line Items]
Average Annual Return, Percent			29.55%	17.31%				11.04%
Performance Inception Date		Dec. 01, 2006
Invesco S&P MidCap Quality ETF | Invesco S&P MidCap Quality ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			29.31%	16.95%				10.69%
Invesco S&P MidCap Quality ETF | Invesco S&P MidCap Quality ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			17.65%	13.96%				9.05%
Invesco S&P MidCap Quality ETF | S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			16.44%	12.62%				9.27%
Invesco S&P MidCap Quality ETF | S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[84]		25.47%	15.39%				11.76%
Invesco S&P MidCap Quality ETF | S&P MidCap 400® Quality Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[84],[85]		29.89%	18.00%
Invesco S&P MidCap Quality ETF | Blended - S&P MidCap 400® Quality Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[86]		29.89%	17.60%				11.32%
Invesco S&P MidCap Value with Momentum ETF | Invesco S&P MidCap Value with Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			16.33%	14.73%				9.48%
Performance Inception Date		Mar. 03, 2005
Invesco S&P MidCap Value with Momentum ETF | Invesco S&P MidCap Value with Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.86%	14.25%				8.94%
Invesco S&P MidCap Value with Momentum ETF | Invesco S&P MidCap Value with Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.95%	11.75%				7.61%
Invesco S&P MidCap Value with Momentum ETF | S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			16.44%	12.62%				9.27%
Invesco S&P MidCap Value with Momentum ETF | S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[87]		25.47%	15.39%				11.76%
Invesco S&P MidCap Value with Momentum ETF | S&P MidCap 400® High Momentum Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[87],[88]		16.73%
Invesco S&P MidCap Value with Momentum ETF | Blended - S&P MidCap 400® High Momentum Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[89]		16.73%	15.11%				9.86%
Invesco S&P SmallCap 600 Pure Growth ETF | Invesco S&P SmallCap 600 Pure Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent			19.12%	6.59%				6.32%
Performance Inception Date		Mar. 01, 2006
Invesco S&P SmallCap 600 Pure Growth ETF | Invesco S&P SmallCap 600 Pure Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.59%	6.30%				6.07%
Invesco S&P SmallCap 600 Pure Growth ETF | Invesco S&P SmallCap 600 Pure Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.50%	5.08%				4.99%
Invesco S&P SmallCap 600 Pure Growth ETF | S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[90]		25.47%	15.39%				11.76%
Invesco S&P SmallCap 600 Pure Growth ETF | S&P SmallCap 600® Pure Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[90]		19.50%	6.95%				6.66%
Invesco S&P SmallCap 600 Pure Growth ETF | S&P SmallCap 600® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.10%	10.42%				8.96%
Invesco S&P SmallCap 600 Pure Value ETF | Invesco S&P SmallCap 600 Pure Value ETF
Prospectus [Line Items]
Average Annual Return, Percent			22.91%	14.46%				6.74%
Performance Inception Date		Mar. 01, 2006
Invesco S&P SmallCap 600 Pure Value ETF | Invesco S&P SmallCap 600 Pure Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			22.50%	14.13%				6.38%
Invesco S&P SmallCap 600 Pure Value ETF | Invesco S&P SmallCap 600 Pure Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.74%	11.55%				5.29%
Invesco S&P SmallCap 600 Pure Value ETF | S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[91]		25.47%	15.39%				11.76%
Invesco S&P SmallCap 600 Pure Value ETF | S&P SmallCap 600® Pure Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[91]		23.33%	14.82%				7.07%
Invesco S&P SmallCap 600 Pure Value ETF | S&P SmallCap 600® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.89%	11.31%				8.17%
Invesco S&P SmallCap Momentum ETF | Invesco S&P SmallCap Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			21.43%	13.87%				9.94%
Performance Inception Date		Mar. 03, 2005
Invesco S&P SmallCap Momentum ETF | Invesco S&P SmallCap Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			21.11%	13.60%				9.73%
Invesco S&P SmallCap Momentum ETF | Invesco S&P SmallCap Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.86%	11.07%				8.14%
Invesco S&P SmallCap Momentum ETF | S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[92]		25.47%	15.39%				11.76%
Invesco S&P SmallCap Momentum ETF | S&P SmallCap 600® Momentum Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[92],[93]		21.92%	12.98%
Invesco S&P SmallCap Momentum ETF | Blended - S&P SmallCap 600® Momentum Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[94]		21.92%	14.30%				10.21%
Invesco S&P SmallCap Momentum ETF | S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			16.05%	11.03%				8.66%
Invesco S&P SmallCap Value with Momentum ETF | Invesco S&P SmallCap Value with Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			20.23%	17.28%				10.13%
Performance Inception Date		Mar. 03, 2005
Invesco S&P SmallCap Value with Momentum ETF | Invesco S&P SmallCap Value with Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			19.77%	16.78%				9.58%
Invesco S&P SmallCap Value with Momentum ETF | Invesco S&P SmallCap Value with Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.18%	13.85%				8.13%
Invesco S&P SmallCap Value with Momentum ETF | S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[95]		25.47%	15.39%				11.76%
Invesco S&P SmallCap Value with Momentum ETF | S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			16.05%	11.03%				8.66%
Invesco S&P SmallCap Value with Momentum ETF | S&P SmallCap 600® High Momentum Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[95],[96]		20.75%
Invesco S&P SmallCap Value with Momentum ETF | Blended - S&P SmallCap 600® High Momentum Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[97]		20.75%	17.73%				10.47%
Invesco S&P Spin-Off ETF | Invesco S&P Spin-Off ETF
Prospectus [Line Items]
Average Annual Return, Percent			23.78%	9.68%				4.88%
Performance Inception Date		Dec. 15, 2006
Invesco S&P Spin-Off ETF | Invesco S&P Spin-Off ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			23.62%	9.46%				4.46%
Invesco S&P Spin-Off ETF | Invesco S&P Spin-Off ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.18%	7.65%				3.69%
Invesco S&P Spin-Off ETF | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[98]		25.96%	15.16%				11.48%
Invesco S&P Spin-Off ETF | S&P U.S. Spin-Off Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[99]		24.50%	10.37%
Invesco S&P Spin-Off ETF | Blended-S&P U.S. Spin-Off Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[100]		24.50%	10.37%				5.45%
Invesco S&P Spin-Off ETF | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[98]		17.23%	12.68%				9.42%
Invesco Semiconductors ETF | Invesco Semiconductors ETF
Prospectus [Line Items]
Average Annual Return, Percent			48.83%	27.81%				23.61%
Performance Inception Date		Jun. 23, 2005
Invesco Semiconductors ETF | Invesco Semiconductors ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			48.65%	27.68%				23.44%
Invesco Semiconductors ETF | Invesco Semiconductors ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			28.98%	23.14%				20.63%
Invesco Semiconductors ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[101]		44.64%	18.75%				14.80%
Invesco Semiconductors ETF | Dynamic Semiconductor Intellidex® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			49.67%	28.55%				24.43%
Invesco Semiconductors ETF | S&P Composite 1500® Semiconductor Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[101]		106.35%	32.57%				24.95%
Invesco Water Resources ETF | Invesco Water Resources ETF
Prospectus [Line Items]
Average Annual Return, Percent			18.92%	17.15%				9.33%
Performance Inception Date		Dec. 06, 2005
Invesco Water Resources ETF | Invesco Water Resources ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.74%	17.02%				9.20%
Invesco Water Resources ETF | Invesco Water Resources ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.31%	13.90%				7.64%
Invesco Water Resources ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%	15.69%				12.03%
Invesco Water Resources ETF | Nasdaq OMX US WaterTM Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			19.64%	17.96%				10.04%
Invesco WilderHill Clean Energy ETF | Invesco WilderHill Clean Energy ETF
Prospectus [Line Items]
Average Annual Return, Percent			(20.07%)	9.04%				1.33%
Performance Inception Date		Mar. 03, 2005
Invesco WilderHill Clean Energy ETF | Invesco WilderHill Clean Energy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(21.05%)	8.15%				0.54%
Invesco WilderHill Clean Energy ETF | Invesco WilderHill Clean Energy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(11.75%)	6.95%				0.75%
Invesco WilderHill Clean Energy ETF | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[102]		25.96%	15.16%				11.48%
Invesco WilderHill Clean Energy ETF | WilderHill Clean Energy Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(22.44%)	7.14%				(0.23%)
Invesco WilderHill Clean Energy ETF | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[102]		18.66%	9.22%				7.16%
Invesco Zacks Mid-Cap ETF | Invesco Zacks Mid-Cap ETF
Prospectus [Line Items]
Average Annual Return, Percent			7.02%	11.24%				8.95%
Performance Inception Date		Apr. 02, 2007
Invesco Zacks Mid-Cap ETF | Invesco Zacks Mid-Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.67%	10.88%				8.50%
Invesco Zacks Mid-Cap ETF | Invesco Zacks Mid-Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.40%	8.93%				7.16%
Invesco Zacks Mid-Cap ETF | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[103]		25.96%	15.16%				11.48%
Invesco Zacks Mid-Cap ETF | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[103]		17.23%	12.68%				9.42%
Invesco Zacks Mid-Cap ETF | Zacks Mid-Cap Core Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.75%	12.04%				9.69%
Invesco Zacks Multi-Asset Income ETF | Invesco Zacks Multi-Asset Income ETF
Prospectus [Line Items]
Average Annual Return, Percent			17.30%	8.52%				4.05%
Performance Inception Date		Sep. 21, 2006
Invesco Zacks Multi-Asset Income ETF | Invesco Zacks Multi-Asset Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.64%	7.28%				2.45%
Invesco Zacks Multi-Asset Income ETF | Invesco Zacks Multi-Asset Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.70%	6.33%				2.46%
Invesco Zacks Multi-Asset Income ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%	15.69%				12.03%
Invesco Zacks Multi-Asset Income ETF | Zacks Multi-Asset Income Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.92%	8.95%				4.58%

[1]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Aerospace & Defense Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
[2]	The Blended-Invesco AI and Next Gen Software Benchmark reflects the performance of the Dynamic Software Intellidex® Index, the previous underlying index, through August 25, 2023, and the Underlying Index thereafter.
[3]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Software & Services Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
[4]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Biotechnology Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
[5]	Effective after the close of markets on March 22, 2024, the Fund changed its underlying index from Raymond James SB-1 Equity Index to Bloomberg ANR Improvers Index. Prior to its commencement date of December 5, 2023, performance for the Underlying Index is not available. If the Fund had sought to track the Bloomberg ANR Improvers Index prior to March 25, 2024, the Fund’s performance would have been different.
[6]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400® Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
[7]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg MVP Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
[8]	The Blended-Invesco Bloomberg MVP Multi-Factor Benchmark reflects the performance of the Dynamic Market Intellidex® Index, the previous underlying index, through August 25, 2023, and the Underlying Index thereafter.
[9]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Construction & Engineering Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
[10]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the NASDAQ US BuyBack Achievers™ Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
[11]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the NASDAQ US Broad Dividend Achievers™ Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
[12]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Materials Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
[13]	The Blended-Dorsey Wright Basic Materials Technical Leaders™ Index reflects the performance of the Dynamic Basic Materials Sector Intellidex® Index, the previous underlying index, prior to February 19, 2014, and the Underlying Index thereafter.
[14]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Consumer Discretionary Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
[15]	The Blended-Dorsey Wright Consumer Cyclicals Technical Leaders™ Index reflects the performance of the Dynamic Consumer Discretionary Sector Intellidex® Index, the previous underlying index, prior to February 19, 2014, and the Underlying Index thereafter.
[16]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Consumer Staples Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
[17]	The Blended-Dorsey Wright Consumer Staples Technical Leaders™ Index reflects the performance of the Dynamic Consumer Staples Sector Intellidex® Index, the previous underlying index, prior to February 19, 2014, and the Underlying Index thereafter.
[18]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Energy Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
[19]	The Blended-Dorsey Wright Energy Technical Leaders™ Index reflects the performance of the Dynamic Energy Sector Intellidex® Index, the previous underlying index, prior to February 19, 2014, and the Underlying Index thereafter.
[20]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Financials Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
[21]	The Blended-Dorsey Wright Financials Technical Leaders™ Index reflects the performance of the Dynamic Financial Sector Intellidex® Index, the previous underlying index, prior to February 19, 2014, and the Underlying Index thereafter.
[22]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Health Care Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
[23]	The Blended-Dorsey Wright Healthcare Technical Leaders™ Index reflects the performance of the Dynamic Healthcare Sector Intellidex® Index, the previous underlying index, prior to February 19, 2014, and the Underlying Index thereafter.
[24]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Industrials Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
[25]	The Blended-Dorsey Wright Industrials Technical Leaders™ Index reflects the performance of the Dynamic Industrials Sector Intellidex® Index, the previous underlying index, prior to February 19, 2014, and the Underlying Index thereafter.
[26]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Dorsey Wright Technical Leaders™ Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
[27]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Information Technology Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
[28]	The Blended-Dorsey Wright Technology Technical Leaders™ Index reflects the performance of the Dynamic Technology Sector Intellidex® Index, the previous underlying index, prior to February 19, 2014, and the Underlying Index thereafter.
[29]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Utilities Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
[30]	The Blended-Dorsey Wright Utilities Technical Leaders™ Index reflects the performance of the Dynamic Utilities Sector Intellidex® Index, the previous underlying index, prior to February 19, 2014, and the Underlying Index thereafter.
[31]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Dow Jones Industrial Average Index to the S&P Composite 1500 Index to reflect that the S&P Composite 1500 Index can be considered more broadly representative of the overall applicable securities market.
[32]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Oil & Gas Exploration & Production Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
[33]	Prior to the commencement date of February 23, 2021, performance for the Underlying Index is not available.
[34]	The Blended - ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index reflects the performance of the Wells Fargo Hybrid and Preferred Securities Financial Index, the previous underlying index, for the period through June 30, 2021 and the Underlying Index thereafter.
[35]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P U.S. Preferred Stock Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.
[36]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Food Beverage & Tobacco Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
[37]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the FTSE RAFI™ US 1000 Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
[38]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the FTSE RAFI™ US 1500 Mid Small Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
[39]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the FTSE China 50 Index to the MSCI China Index (Net) to reflect that the MSCI China Index (Net) can be considered more broadly representative of the overall applicable securities market.
[40]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Nasdaq US Dividend Achievers 50™ Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
[41]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Nasdaq International Dividend Achievers™ Index (Net) to the MSCI EAFE® Index (Net) to reflect that the MSCI EAFE® Index (Net) can be considered more broadly representative of the overall applicable securities market.
[42]	The Blended-Nasdaq International Dividend Achievers™ Index is composed of gross total returns (which reflect invested dividends that are not net of withholding taxes) prior to March 9, 2015 and net returns (which reflect invested dividends that are net of withholding taxes) thereafter.
[43]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Dynamic Large Cap Growth Intellidex® Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
[44]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Dynamic Large Cap Value Intellidex® Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
[45]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Hotels Restaurants & Leisure Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
[46]	Prior to its commencement date of December 2, 2020, performance for the Underlying Index is not available.
[47]	The Blended-MSCI Global Environmental Select Index reflects the performance of The Cleantech Index TM, the previous underlying index, for the period from the Fund's inception through March 24, 2021 and the Underlying Index thereafter.
[48]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Nasdaq-100® Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
[49]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Communications Equipment Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
[50]	Prior to its commencement date of June 26, 2023, performance for the Underlying Index is not available.
[51]	The Blended-Invesco Next Gen Connectivity Benchmark reflects the performance of the Dynamic Networking IntellidexSM Index, the previous underlying index, through August 25, 2023, and the Underlying Index thereafter.
[52]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Media Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
[53]	Prior to its commencement date of June 26, 2023, performance for the Underlying Index is not available.
[54]	The Blended-Invesco Next Gen Media and Gaming Benchmark reflects the performance of the Dynamic Media IntellidexSM Index, the previous underlying index, through August 25, 2023, and the Underlying Index thereafter.
[55]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Energy Equipment & Services Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
[56]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Pharmaceuticals Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
[57]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 100® Index to the S&P Composite 1500 Index to reflect that the S&P Composite 1500 Index can be considered more broadly representative of the overall applicable securities market.
[58]	The Blended-S&P 100® Equal Weight Index reflects the performance of the RAFI® Fundamental Large Core Index, a previous underlying index, for periods prior to May 23, 2015, and the Russell Top 200® Equal Weight Index, the previous underlying index, from May 23, 2015 through June 21, 2019, and the Underlying Index thereafter.
[59]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the CBOE S&P 500 BuyWrite IndexSM to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
[60]	Prior to its commencement date of November 15, 2021, performance for the Underlying Index is not available.
[61]	The Custom Invesco S&P 500® Equal Weight Energy ETF Benchmark reflects the performance of the S&P 500 Equal Weight Energy Index, the previous underlying index, prior to March 19, 2022, and the Underlying Index thereafter.
[62]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® GARP Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
[63]	Prior to its commencement date of February 25, 2019, performance for the Underlying Index is not available.
[64]	The Blended-S&P 500® GARP Index reflects the performance of the RAFI® Fundamental Large Growth Index, a previous underlying index, for periods prior to May 23, 2015, the Russell Top 200® Pure Growth Index, the previous underlying index, from May 23, 2015 through June 21, 2019, and the Underlying Index thereafter.
[65]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Pure Growth Index to the S&P Composite 1500 Index to reflect that the S&P Composite 1500 Index can be considered more broadly representative of the overall applicable securities market.
[66]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Pure Value Index to the S&P Composite 1500 Index to reflect that the S&P Composite 1500 Index can be considered more broadly representative of the overall applicable securities market.
[67]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® Quality Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
[68]	Prior to its commencement date of July 8, 2014, performance for the Underlying Index is not available.
[69]	The Blended-S&P 500® Quality Index reflects the performance of the S&P 500® High Quality Rankings Index, the previous underlying index, for periods prior to March 19, 2016, and the Underlying Index thereafter.
[70]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 100® Index to the S&P Composite 1500 Index to reflect that the S&P Composite 1500 Index can be considered more broadly representative of the overall applicable securities market.
[71]	Prior to its commencement date of November 30, 2015, performance for the Underlying Index is not available.
[72]	The Blended-S&P 500® Top 50 Index reflects the performance of the Russell Top 50® Mega Cap Index, the previous underlying index, prior to January 26, 2016, and the Underlying Index thereafter.
[73]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500® High Momentum Value Index to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
[74]	Prior to its commencement date of March 6, 2017, performance for the Underlying Index is not available.
[75]	The Blended-S&P 500® High Momentum Value Index reflects the performance of the RAFI® Fundamental Large Value Index, a previous underlying index, for periods prior to May 23, 2015, the Russell Top 200® Pure Value Index, the previous underlying index, from May 23, 2015 through June 21, 2019, and the Underlying Index thereafter.
[76]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400® Index to the S&P Composite 1500 Index to reflect that the S&P Composite 1500 Index can be considered more broadly representative of the overall applicable securities market.
[77]	Effective after the close of markets on August 25, 2023, the Fund changed its underlying index from S&P MidCap 400® Equal Weight Index to the S&P MidCap 400® GARP Index. Prior to its commencement date of May 1, 2023, performance for the Underlying Index is not available.
[78]	The Blended - Invesco S&P MidCap 400® GARP Benchmark reflects the performance of the Russell MidCap® Equal Weight Index, a previous underlying index, prior to January 26, 2016, the S&P MidCap 400® Equal Weight Index, the previous underlying index, from January 26, 2016 through August 25, 2023, and the Underlying Index thereafter.
[79]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400® Pure Growth Index to the S&P Composite 1500 Index to reflect that the S&P Composite 1500 Index can be considered more broadly representative of the overall applicable securities market.
[80]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400® Pure Value Index to the S&P Composite 1500 Index to reflect that the S&P Composite 1500 Index can be considered more broadly representative of the overall applicable securities market.
[81]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400® Momentum Index to the S&P Composite 1500 Index to reflect that the S&P Composite 1500 Index can be considered more broadly representative of the overall applicable securities market.
[82]	Prior to its commencement date of November 13, 2017, performance for the Underlying Index is not available.
[83]	1Prior to its commencement date of November 13, 2017, performance for the Underlying Index is not available.2Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400® Momentum Index to the S&P Composite 1500 Index to reflect that the S&P Composite 1500 Index can be considered more broadly representative of the overall applicable securities market.3
[84]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400® Quality Index to the S&P Composite 1500 Index to reflect that the S&P Composite 1500 Index can be considered more broadly representative of the overall applicable securities market.
[85]	Prior to its commencement date of November 13, 2017, performance for the Underlying Index is not available.
[86]	The Blended-S&P MidCap 400® Quality Index reflects the performance of the RAFI® Fundamental Mid Core Index, a previous underlying index, for periods prior to May 23, 2015, the Russell Midcap® Equal Weight Index, the previous underlying index, from May 23, 2015 through June 21, 2019, and the Underlying Index thereafter.
[87]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400® High Momentum Value Index to the S&P Composite 1500 Index to reflect that the S&P Composite 1500 Index can be considered more broadly representative of the overall applicable securities market.
[88]	Prior to its commencement date of February 19, 2019, performance for the Underlying Index is not available.
[89]	The Blended-S&P MidCap 400® High Momentum Value Index reflects the performance of the RAFI® Fundamental Mid Value Index, a previous underlying index, for the period prior to May 23, 2015 and the Russell Midcap Pure Value Index, the previous underlying index, from May 23, 2015 through June 21, 2019, and the Underlying Index thereafter.
[90]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Pure Growth Index to the S&P Composite 1500 Index to reflect that the S&P Composite 1500 Index can be considered more broadly representative of the overall applicable securities market.
[91]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Pure Value Index to the S&P Composite 1500 Index to reflect that the S&P Composite 1500 Index can be considered more broadly representative of the overall applicable securities market.
[92]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® Momentum Index to the S&P Composite 1500 Index to reflect that the S&P Composite 1500 Index can be considered more broadly representative of the overall applicable securities market.
[93]	Prior to its commencement date of January 4, 2018, performance for the Underlying Index is not available.
[94]	The Blended-S&P SmallCap 600® Momentum Index reflects the performance of the RAFI® Fundamental Small Growth Index, a previous underlying index, for periods prior to May 23, 2015, the Russell 2000® Pure Growth Index, the previous underlying index, from May 23, 2015 through June 21, 2019, and the Underlying Index thereafter.
[95]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600® High Momentum Value Index to the S&P Composite 1500 Index to reflect that the S&P Composite 1500 Index can be considered more broadly representative of the overall applicable securities market.
[96]	Prior to its commencement date of February 19, 2019, performance for the Underlying Index is not available.
[97]	The Blended-S&P SmallCap 600® High Momentum Value Index reflects the performance of the RAFI® Fundamental Small Value Index, a previous underlying index, for periods prior to May 23, 2015, the Russell 2000® Pure Value Index, the previous underlying index, from May 23, 2015 through June 21, 2019, and the Underlying Index thereafter.
[98]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell Midcap® Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
[99]	Prior to its commencement date of March 25, 2015, performance for the Underlying Index is not available.
[100]	The Blended-S&P U.S. Spin-Off Index reflects the performance of the Beacon Spin-Off Index, the previous underlying index, prior to May 20, 2016, and the Underlying Index thereafter.
[101]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Composite 1500® Semiconductor Index to the NASDAQ® Composite Index to reflect that the NASDAQ® Composite Index can be considered more broadly representative of the overall applicable securities market.
[102]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell 2000® Growth Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
[103]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the Russell Midcap® Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.